DERIVATIVE FINANCIAL INSTRUMENTS (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Derivative Financial Instruments
Risk received in credit swaps - Notional	R$ 2,044,989	R$ 2,585,136
- Debt securities issued by companies	637,962	755,184
- Brazilian government bonds	808,158	1,184,523
- Foreign government bonds	598,869	645,429
Risk transferred in credit swaps - Notional	(1,297,469)	(1,476,609)
- Brazilian government bonds	(706,830)	(840,050)
- Foreign government bonds	(590,639)	(636,559)
Total net credit risk value	R$ 747,520	R$ 1,108,527